EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

21. EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows:

	For the years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Numerator:
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders – Basic	188,011,825	673,025,055	683,751,534
Elimination of convertible senior notes interest on assumed conversion	-	64,960,833	-
Elimination of exchange gain on convertible senior notes on assumed conversion	-	5,862,093	-
Elimination of change in fair value of convertible senior notes on assumed conversion	-	(150,790,707)	-
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders – Diluted	188,011,825	593,057,274	683,751,534

Denominator:
Denominator for basic calculation - weighted average number of ordinary shares outstanding	94,018,394	122,980,870	124,618,416
Dilutive effects of share options	2,017,591	3,934,741	3,184,545
Assumed conversion of convertible senior notes	-	26,870,920
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	96,035,985	153,786,531	127,802,961

Basic earnings per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	2.00	5.47	5.49
Diluted earnings per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	1.96	3.86	5.35

As disclosed in Note 6, redeemable non-controlling Interests, JinkoSolar Power issued redeemable convertible preferred shares, which are accounted for as redeemable non-controlling interest and are accreted from the initial carrying value to the ultimate redemption price on the earliest possible redemption date. For the year ended December 31, 2014 and 2015, accretion of RMB52,320,700 and RMB172,340,442, respectively for redeemable non-controlling interests was recorded as a charge to decrease net income to arrive at net income attributable to JinkoSolar Holding's ordinary shareholders. After the accretion, JinkoSolar Power has a net deficit for 2014 and 2015 and there was no remaining earnings attributable to its redeemable convertible preferred shares.

For the year ended December 31,2013 and 2015, the convertible senior notes were not included in the calculation of diluted EPS because of their anti-dilutive effect.